Services Income and Services Expense	12 Months Ended
Mar. 31, 2016
Services Income and Services Expense

25. Services Income and Services Expense

The following table provides information about services income and services expense for fiscal 2014, 2015 and 2016:

	Millions of yen
	2014	2015	2016
Revenues from asset management and servicing	¥126,492	¥214,372	¥201,470
Revenues from automobile related business	63,072	70,442	76,134
Revenues from facilities management related business	111,228	115,177	106,632
Revenues from environment and energy related business	49,552	62,286	85,271
Revenues from real estate management and contract work	28,243	171,562	174,170
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	58,892	78,342	22,983
Other	53,036	53,367	68,526

Services income	¥490,515	¥765,548	¥735,186

Expenses from asset management and servicing	¥36,150	¥52,825	¥55,283
Expenses from automobile related business	39,767	43,163	46,424
Expenses from facilities management related business	93,521	99,582	90,949
Expenses from environment and energy related business	41,712	51,436	68,888
Expenses from real estate management and contract work	22,626	152,447	156,075
Other	26,502	26,223	27,768

Services expense	¥260,278	¥425,676	¥445,387